Life insurance assets and life insurance liabilities - Assets (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Investments held directly and in unit trusts
Life insurance assets		$ 3,593
Investments held directly and in unit trusts
Investments held directly and in unit trusts
Life insurance assets	$ 0	3,593
Unit Trusts
Investments held directly and in unit trusts
Life insurance assets	0	333
Debt Securities
Investments held directly and in unit trusts
Life insurance assets	0	2,818
Loans and other assets
Investments held directly and in unit trusts
Life insurance assets	0	442
Parent Entity
Investments held directly and in unit trusts
Life insurance assets	$ 0	$ 0